Condensed Consolidated Statement of Financial Position (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash	$ 74,701		$ 96,626
Other current assets	343,064		406,417
Property, plant and equipment	2,749,463		3,038,612
Intangibles	31,746		35,401
Right of use assets	66,142	$ 73,464	0
Other long-term assets	4,724		39,329
Total assets	3,269,840		3,636,043
Assets held for sale			19,658
Liabilities and shareholders’ equity
Current liabilities	216,069		282,162
Long-term debt	1,427,181		1,706,253
Lease obligation	54,980
Other long-term liabilities	44,178		89,876
Total liabilities	1,742,408		2,078,291
Shareholders’ equity	1,527,432		1,557,752	$ 1,810,336
Total liabilities and shareholders’ equity	3,269,840		3,636,043
Guarantor Subsidiaries [Member]
Assets
Cash	20,651		37,138
Other current assets	242,968		308,450
Intercompany receivables	2,205,834		1,887,405
Investments in subsidiaries	30		68
Property, plant and equipment	2,263,355		2,541,060
Intangibles	1,312		1,853
Right of use assets	39,267
Other long-term assets			46,620
Total assets	4,773,417		4,842,252
Assets held for sale			19,658
Liabilities and shareholders’ equity
Current liabilities	130,232		190,239
Intercompany payables and debt	84,901		60,101
Lease obligation	31,614
Other long-term liabilities	18,454		13,160
Total liabilities	265,201		263,500
Shareholders’ equity	4,508,216		4,578,752
Total liabilities and shareholders’ equity	4,773,417		4,842,252
Non-Guarantor Subsidiaries [Member]
Assets
Cash	33,098		30,862
Other current assets	96,140		93,166
Intercompany receivables	67,377		80,735
Property, plant and equipment	437,413		441,509
Right of use assets	3,805
Other long-term assets	6,595		5,479
Total assets	644,428		651,751
Liabilities and shareholders’ equity
Current liabilities	51,975		49,712
Intercompany payables and debt	52,621		41,349
Lease obligation	2,489
Other long-term liabilities	668		503
Total liabilities	107,753		91,564
Shareholders’ equity	536,675		560,187
Total liabilities and shareholders’ equity	644,428		651,751
Consolidating Adjustments [Member]
Assets
Other current assets	4		3
Intercompany receivables	(2,355,312)		(2,019,756)
Investments in subsidiaries	(4,535,655)		(4,523,032)
Property, plant and equipment	279		613
Other long-term assets	(1,871)		(12,770)
Total assets	(6,892,555)		(6,554,942)
Liabilities and shareholders’ equity
Intercompany payables and debt	(2,355,312)		(2,019,756)
Other long-term liabilities	(1,871)		(12,770)
Total liabilities	(2,357,183)		(2,032,526)
Shareholders’ equity	(4,535,372)		(4,522,416)
Total liabilities and shareholders’ equity	(6,892,555)		(6,554,942)
Parent [member]
Assets
Cash	20,952		28,626
Other current assets	3,952		4,798
Intercompany receivables	82,101		51,616
Investments in subsidiaries	4,535,625		4,522,964
Property, plant and equipment	48,416		55,430
Intangibles	30,434		33,548
Right of use assets	23,070
Total assets	4,744,550		4,696,982
Liabilities and shareholders’ equity
Current liabilities	33,862		42,211
Intercompany payables and debt	2,217,790		1,918,306
Long-term debt	1,427,181		1,706,253
Lease obligation	20,877
Other long-term liabilities	26,927		88,983
Total liabilities	3,726,637		3,755,753
Shareholders’ equity	1,017,913		941,229
Total liabilities and shareholders’ equity	$ 4,744,550		$ 4,696,982